Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2026	$167,827	$(34,508)	$133,319

Additions and improvements to existing vessels	68	—	68
Depreciation	—	(3,759)	(3,759)
Balance June 30, 2026	$167,895	$(38,267)	$129,628